COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	9.0%
BANKING	5.2%
Bank of America Corp., 4.25%, Series QQ(a)		19,895	$340,603
Bank of America Corp., 4.375%, Series NN(a)		22,428	398,994
Bank of America Corp., 4.75%, Series SS(a)		32,927	633,186
Bank of America Corp., 5.00%, Series LL(a)		24,504	492,040
Bank of America Corp., 5.375%, Series KK(a)		18,800	403,636
Capital One Financial Corp., 4.80%, Series J(a)		22,200	388,722
Citigroup, Inc., 6.25%, Series II(a)		12,097	304,361
Fifth Third Bancorp, 6.875% to 10/1/30(a)(b)		33,300	862,470
First Horizon Corp., 6.75%, Series H(a)		24,240	605,515
JPMorgan Chase & Co., 4.625%, Series LL(a)		19,525	365,508
M&T Bank Corp., 6.35%, Series K(a)		63,621	1,558,078
M&T Bank Corp., 7.50%, Series J(a)		42,989	1,117,714
Morgan Stanley, 4.25%, Series O(a)		25,970	440,711
Morgan Stanley, 6.50%, Series P(a)		38,465	968,933
Morgan Stanley, 6.625%, Series Q(a)		75,945	1,929,003
Northern Trust Corp., 4.70%, Series E(a)		58,283	1,093,972
Regions Financial Corp., 6.95% to 9/15/29(a)(b)		16,200	408,726
Wells Fargo & Co., 4.375%, Series CC(a)		2,000	34,300
Wells Fargo & Co., 4.70%, Series AA(a)		59,228	1,086,834
Wells Fargo & Co., 4.75%, Series Z(a)		51,460	961,273

			14,394,579

FINANCIAL SERVICES	0.6%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		54,549	1,391,545
Brookfield Finance I U.K. PLC, 4.50% (Canada)(a)		26,610	390,369

			1,781,914

INSURANCE	1.8%
Allstate Corp., 5.10%, Series H(a)		22,200	441,336
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(a)		42,665	993,241
Athene Holding Ltd., 4.875%, Series D(a)		599	9,494
Equitable Holdings, Inc., 5.25%, Series A(a)		25,118	483,270
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		23,141	567,880
Lincoln National Corp., 9.00%, Series D(a)		1,193	31,066
MetLife, Inc., 5.625%, Series E(a)		32,216	726,471
Prudential Financial, Inc., 4.125%, due 9/1/60		13,694	224,719
Prudential Financial, Inc., 5.625%, due 8/15/58		29,424	647,034
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)		27,693	710,048

			4,834,559

REAL ESTATE	0.1%
Public Storage, 4.125%, Series M(a)		7,700	121,737
Public Storage, 4.625%, Series L(a)		10,900	193,911

			315,648

TELECOMMUNICATIONS	0.4%
AT&T, Inc., 4.75%, Series C(a)		22,822	407,145
AT&T, Inc., 5.00%, Series A(a)		12,236	231,383

		Shares	Value
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69		17,806	$413,633

			1,052,161

UTILITIES	0.9%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		16,769	427,442
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		2,200	33,242
CMS Energy Corp., 5.625%, due 3/15/78		11,799	246,481
CMS Energy Corp., 5.875%, due 10/15/78		19,357	418,885
DTE Energy Co., 6.25%, due 10/1/85, Series H		9,777	232,301
NextEra Energy Capital Holdings, Inc., 6.50%, due 4/15/86, Series Z		41,985	1,050,465
Xcel Energy, Inc., 6.25%, due 10/15/85		6,972	163,842

			2,572,658

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$25,472,721)			24,951,519

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	89.1%
BANKING	54.0%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(a)(b)(d)(e)		EUR	800,000	939,266
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR	200,000	248,879
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	200,000	246,849
Banco Bilbao Vizcaya Argentaria SA, 7.125% to 5/8/33 (Spain)(a)(b)(d)			2,400,000	2,431,546
Banco Bilbao Vizcaya Argentaria SA, 7.75% to 1/14/32 (Spain)(a)(b)(d)			250,000	263,313
Banco Bilbao Vizcaya Argentaria SA, 8.375% to 6/21/28 (Spain)(a)(b)(d)(e)		EUR	200,000	247,116
Banco Mercantil del Norte SA, 7.50% to 6/27/29 (Mexico)(a)(b)(d)(f)			400,000	397,163
Banco Mercantil del Norte SA, 8.375% to 5/20/31 (Mexico)(a)(b)(d)(f)			400,000	410,100
Banco Mercantil del Norte SA, 8.75% to 5/20/35 (Mexico)(a)(b)(d)(f)			200,000	206,856
Banco Santander SA, 7.25% to 12/3/35 (Spain)(a)(b)(d)			1,400,000	1,423,716
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)			2,200,000	2,374,823
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			800,000	871,917
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)			300,000	302,792
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)			100,000	101,256
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)			837,000	863,335
Bank of Ireland Group PLC, 6.125% to 3/18/32 (Ireland)(a)(b)(d)(e)		EUR	800,000	953,608
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(d)(e)		EUR	300,000	362,411
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(b)			2,300,000	2,339,898
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(b)			1,600,000	1,678,962
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)			2,383,000	2,493,812
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)			1,050,000	1,062,975
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)			300,000	310,981
Barclays PLC, 6.125% to 12/15/35 (United Kingdom)(a)(b)(d)(e)		EUR	500,000	576,294
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(d)			1,100,000	1,158,267
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)		GBP	950,000	1,343,560
Barclays PLC, 8.50% to 6/15/30 (United Kingdom)(a)(b)(d)		GBP	900,000	1,268,722
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP	600,000	824,975
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)		GBP	600,000	846,209
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)			600,000	666,055
BNP Paribas Cardif SA, 6.125% to 12/19/33 (France)(a)(b)(d)(e)		EUR	800,000	935,015
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)			200,000	184,258

	Principal Amount*		Value
BNP Paribas SA, 7.20% to 4/17/36 (France)(a)(b)(d)(f)		3,300,000	$3,322,110
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		2,100,000	2,194,802
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		1,100,000	1,152,787
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		4,491,000	4,820,249
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		600,000	632,982
BPER Banca SpA, 5.875% to 3/19/31 (Italy)(a)(b)(d)(e)	EUR	400,000	464,866
BPER Banca SpA, 6.20% to 9/26/31 (Italy)(a)(b)(d)(e)	EUR	800,000	932,794
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)	EUR	800,000	965,080
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(d)(e)	EUR	200,000	252,094
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(b)		400,000	401,036
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		2,700,000	2,775,989
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		330,000	309,804
Charles Schwab Corp., 6.10% to 6/1/31, Series L(a)(b)		1,190,000	1,190,875
Citigroup, Inc., 6.625% to 2/15/31, Series HH(a)(b)		4,766,000	4,857,874
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		4,244,000	4,348,712
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		173,000	177,061
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		110,000	114,783
Citigroup, Inc., 7.20% to 5/15/29, Series BB(a)(b)		300,000	308,855
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)		200,000	205,839
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		492,000	511,437
CoBank ACB, 6.75% to 7/1/31, Series N(a)(b)		520,000	524,041
Commerzbank AG, 6.625% to 10/9/32 (Germany)(a)(b)(d)(e)	EUR	800,000	980,630
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		800,000	836,824
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	2,200,000	3,076,049
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(d)(f)		700,000	721,528
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR	1,500,000	1,820,709
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(a)(b)(d)(e)	EUR	200,000	236,568
Deutsche Bank AG, 6.75% to 10/30/35 (Germany)(a)(b)(d)(e)	EUR	2,000,000	2,339,780
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR	1,000,000	1,242,577
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	2,000,000	2,494,721
Erste Group Bank AG, 5.875% to 4/15/33 (Austria)(a)(b)(d)(e)	EUR	1,000,000	1,147,756
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)	EUR	800,000	964,520
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	600,000	745,541
Eurobank SA, 6.25% to 11/10/33 (Greece)(a)(b)(d)(e)	EUR	200,000	233,361
Eurobank SA, 6.625% to 6/4/31 (Greece)(a)(b)(d)(e)	EUR	800,000	963,428
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(a)(b)		75,000	74,679
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		2,586,000	2,713,766
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(d)		3,300,000	3,330,419
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		200,000	205,635
HSBC Holdings PLC, 7.00% to 9/24/35 (United Kingdom)(a)(b)(d)		900,000	926,002
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(d)		3,000,000	3,081,024
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)		478,000	483,177
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)		2,900,000	2,984,912
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)		200,000	206,513
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		2,900,000	3,092,567
Intesa Sanpaolo SpA, 6.375% to 5/26/33 (Italy)(a)(b)(d)(e)	EUR	400,000	485,034
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR	600,000	751,417
JPMorgan Chase & Co., 6.10% to 7/1/31, Series PP(a)(b)		1,577,000	1,597,446
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		438,000	459,034
Julius Baer Group Ltd., 6.625% to 8/15/29 (Switzerland)(a)(b)(d)(e)	EUR	800,000	957,901

	Principal Amount*		Value
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)		2,570,000	$2,591,919
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(d)(e)		600,000	625,198
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(d)	GBP	800,000	1,094,888
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(a)(b)(d)(e)	GBP	200,000	276,931
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)		200,000	213,538
Lloyds Banking Group PLC, 8.50% to 3/27/28 (United Kingdom)(a)(b)(d)	GBP	200,000	277,712
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		80,000	79,705
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP	1,000,000	1,364,309
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP	600,000	831,803
Nationwide Building Society, 10.25%, Series CCDS (United Kingdom)(a)(e)	GBP	300,000	514,828
NatWest Group PLC, 7.30% to 11/19/34 (United Kingdom)(a)(b)(d)		600,000	626,768
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(d)	GBP	200,000	273,461
NatWest Group PLC, 7.50% to 6/3/36 (United Kingdom)(a)(b)(d)(e)	GBP	500,000	669,486
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		200,000	221,425
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(d)(f)		1,400,000	1,415,049
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR	600,000	724,858
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		489,000	491,430
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		153,000	156,476
RCI Banque SA, 6.125% to 9/24/30 (France)(a)(b)(d)(e)	EUR	600,000	689,160
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)		200,000	197,941
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		4,300,000	4,376,067
Royal Bank of Canada, 7.50% to 5/2/29, due 5/2/84 (Canada)(b)		800,000	835,086
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		600,000	574,934
Societe Generale SA, 6.125% to 3/17/32 (France)(a)(b)(d)(e)	EUR	400,000	472,335
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		2,580,000	2,604,652
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		2,000,000	2,106,994
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(d)(f)		1,100,000	1,213,825
Standard Chartered PLC, 7.00% to 6/8/33 (United Kingdom)(a)(b)(d)(f)		600,000	604,705
Standard Chartered PLC, 7.625% to 1/16/32 (United Kingdom)(a)(b)(d)(f)		2,100,000	2,215,357
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(d)(f)		2,700,000	2,847,936
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a)(b)(d)(e)		200,000	198,918
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		200,000	190,356
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		1,000,000	1,057,663
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)		800,000	805,577
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)		2,604,000	2,703,616
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		675,000	698,113
Truist Financial Corp., 6.669% to 9/1/26, Series N(a)(b)		1,996,000	1,995,692
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(d)(f)		3,200,000	3,220,544
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		800,000	815,339
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(d)(f)		700,000	703,163
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(d)(f)		2,000,000	2,022,966
UBS Group AG, 7.125% to 8/10/34 (Switzerland)(a)(b)(d)(f)		900,000	908,607
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)		1,900,000	2,008,520
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		200,000	215,359
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		200,000	231,128
UniCredit SpA, 3.875% to 6/3/27 (Italy)(a)(b)(d)(e)	EUR	600,000	685,297
Unipol Assicurazioni SpA, 6.00% to 7/21/35 (Italy)(a)(b)(d)(e)	EUR	300,000	349,602
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(a)(b)		1,134,000	1,147,952
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		70,000	73,679

			149,173,384

		Principal Amount*		Value
CONSUMER DISCRETIONARY PRODUCTS	2.6%
Stellantis NV, 6.25% to 3/16/31(a)(b)(e)		EUR	610,000	$683,933
Stellantis NV, 6.875% to 12/16/33(a)(b)(e)		EUR	1,050,000	1,171,907
Stellantis NV, 8.25% to 6/16/32(a)(b)(e)		GBP	1,720,000	2,233,666
Volkswagen International Finance NV, 3.875% to 6/17/29 (Germany)(a)(b)(e)		EUR	400,000	448,511
Volkswagen International Finance NV, 4.625% to 6/27/28 (Germany)(a)(b)(e)		EUR	300,000	344,615
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR	1,000,000	1,165,022
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	600,000	730,737
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(e)		EUR	300,000	390,134

				7,168,525

CONSUMER STAPLE PRODUCTS	0.7%
Carlsberg Breweries AS, 4.37% to 5/18/31 (Denmark)(b)(e)		EUR	1,100,000	1,268,134
Carlsberg Breweries AS, 4.875% to 2/18/34 (Denmark)(b)(e)		EUR	700,000	816,482

				2,084,616

ENERGY	1.2%
BP Capital Markets PLC, 3.625% to 3/22/29(a)(b)(e)		EUR	700,000	798,631
BP Capital Markets PLC, 4.375% to 8/19/31(a)(b)(e)		EUR	300,000	351,243
OMV AG, 4.37% to 10/1/30 (Austria)(a)(b)(e)		EUR	600,000	689,670
Repsol Europe Finance SARL, 4.50% to 3/26/31 (Spain)(a)(b)(e)		EUR	200,000	231,122
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)			624,000	649,323
TotalEnergies SE, 2.00% to 6/4/30 (France)(a)(b)(e)		EUR	100,000	106,030
TotalEnergies SE, 2.125% to 7/25/32, Series NC12 (France)(a)(b)(e)		EUR	200,000	204,321
TotalEnergies SE, 3.369% to 10/6/26 (France)(a)(b)(e)		EUR	200,000	228,678

				3,259,018

FINANCIAL SERVICES	2.8%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			453,000	438,999
Ally Financial, Inc., 7.10% to 8/15/31, Series D(a)(b)			630,000	638,708
ARES Finance Co. III LLC, 4.125% to 7/30/26, due 6/30/51(b)(f)			590,000	590,993
Brookfield Finance, Inc., 6.30% to 10/15/34, due 1/15/55 (Canada)(b)			1,529,000	1,483,785
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(b)			1,432,000	1,457,176
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(b)			500,000	530,006
ILFC E-Capital Trust II, 6.73% (30 Year CMT + 1.800%), due 12/21/65(c)(f)			1,475,000	1,303,177
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)			1,200,000	1,234,628

				7,677,472

HEALTH CARE	0.4%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			300,000	311,593
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(b)			870,000	867,686

				1,179,279

INSURANCE	6.0%
Allianz SE, 6.50% to 10/30/34 (Germany)(a)(b)(d)(f)			1,200,000	1,205,952
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)			200,000	203,476
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)			90,000	87,948
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(b)			200,000	192,812
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(d)(e)		EUR	800,000	970,196
AXA SA, 4.25% to 9/10/32, due 3/10/43 (France)(b)(e)		EUR	150,000	175,131
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR	650,000	768,979
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(d)(e)		EUR	400,000	492,202

		Principal Amount*		Value
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			617,000	$628,029
Corebridge Financial, Inc., 6.875% to 12/1/30(a)(b)			954,000	993,310
Credit Agricole Assurances SA, 5.875% to 6/17/32 (France)(a)(b)(d)(e)		EUR	500,000	581,228
Credit Agricole Assurances SA, 6.25% to 6/17/35 (France)(a)(b)(d)(e)		EUR	200,000	237,789
Generali, 5.50% to 10/27/27, due 10/27/47 (Italy)(b)(e)		EUR	100,000	117,182
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(b)(f)			1,050,000	1,029,818
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			508,000	511,940
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			175,000	184,396
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)			2,250,000	2,470,117
Reinsurance Group of America, Inc., 6.375% to 6/15/36, due 9/15/56(b)			984,000	976,418
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(a)(b)(e)			1,900,000	1,901,950
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)			400,000	397,464
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(a)(b)(d)(e)			800,000	798,279
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			80,000	72,972
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)			150,000	143,259
Sogecap SA, 6.25% to 7/8/35 (France)(a)(b)(d)(e)		EUR	600,000	703,189
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55 (Japan)(b)(f)			200,000	199,659
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			511,000	531,827

				16,575,522

PIPELINES	5.2%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)			600,000	600,760
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			755,000	759,560
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			1,105,000	1,115,812
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)			655,000	696,422
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			285,000	291,953
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)			435,000	497,428
Energy Transfer LP, 6.50% to 8/17/26, Series H(a)(b)			574,000	576,185
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			719,000	725,176
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)			1,059,000	1,082,249
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			1,046,000	1,079,812
Enterprise Products Operating LLC, 6.897% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)			60,000	60,017
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)			1,085,000	1,077,356
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)			500,000	502,356
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(b)			220,000	235,228
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)			1,280,000	1,341,262
TransCanada PipeLines Ltd., 6.125% to 7/17/31, due 10/17/56 (Canada)(b)			613,000	619,983
TransCanada PipeLines Ltd., 6.375% to 7/17/36, due 10/17/56 (Canada)(b)			901,000	911,871
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)			496,000	496,261
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			412,000	412,525
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			1,264,000	1,234,720

				14,316,936

REAL ESTATE	0.5%
Unibail-Rodamco-Westfield SE, 4.75% to 6/11/31 (France)(a)(b)(e)		EUR	700,000	803,960
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR	400,000	463,364

				1,267,324

TELECOMMUNICATIONS	4.7%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)			205,000	209,655
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)			435,000	449,648
Orange SA, 5.375% to 1/18/30 (France)(a)(b)(e)		EUR	300,000	360,038

		Principal Amount*		Value
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(b)			502,000	$508,099
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)			105,000	107,495
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)			457,000	469,736
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(b)(e)		EUR	500,000	608,566
Telefonica Europe BV, 6.75% to 6/7/31 (Spain)(a)(b)(e)		EUR	1,100,000	1,383,835
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(b)			1,150,000	1,150,640
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)			300,000	304,362
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(b)			2,445,000	2,440,060
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)			525,000	544,238
Verizon Communications, Inc., 3.996% to 3/17/31, due 6/15/56(b)		EUR	500,000	567,309
Verizon Communications, Inc., 5.742% to 3/17/31, due 6/15/56(b)		GBP	450,000	595,261
Verizon Communications, Inc., 6.05% to 2/14/33, due 5/14/58(b)			1,477,000	1,491,063
Verizon Communications, Inc., 6.20% to 2/14/36, due 5/14/56(b)			1,345,000	1,360,263
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(b)			581,000	454,446
Vodafone Group PLC, 6.50% to 5/30/29, due 8/30/84 (United Kingdom)(b)(e)		EUR	100,000	122,479

				13,127,193

UTILITIES	11.0%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)			200,000	197,589
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			950,000	941,272
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)			885,000	928,196
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)			730,000	726,120
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			1,375,000	1,425,055
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)			455,000	423,776
Dominion Energy, Inc., 6.00% to 11/15/30, due 2/15/56(b)			785,000	788,832
Dominion Energy, Inc., 6.15% to 9/16/31, due 12/15/56(b)			487,000	488,610
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)			675,000	677,361
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			220,000	227,430
Electricite de France SA, 5.625% to 6/17/32 (France)(a)(b)(e)		EUR	2,000,000	2,399,955
Electricite de France SA, 5.875% to 1/22/29 (France)(a)(b)(e)		GBP	500,000	663,900
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(b)			1,575,000	1,595,379
Emera U.S. Finance LLC, 6.85% to 7/1/36, due 10/1/56, Series B(b)			1,163,000	1,190,875
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR	650,000	777,864
Enel SpA, 6.625% to 4/16/31 (Italy)(a)(b)(e)		EUR	1,250,000	1,576,413
Eni SpA, 4.125% to 1/19/32 (Italy)(a)(b)(e)		EUR	700,000	793,659
Entergy Corp., 5.875% to 3/15/31, due 6/15/56(b)			400,000	400,289
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			75,000	77,578
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(b)			690,000	707,774
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(b)			1,215,000	1,213,044
Eversource Energy, 6.35% to 5/15/36, due 8/15/56, Series B(b)			1,316,000	1,317,637
NextEra Energy Capital Holdings, Inc., 4.496% to 2/15/34, due 5/15/56(b)		EUR	850,000	958,804
NextEra Energy Capital Holdings, Inc., 6.00% to 7/4/31, due 10/1/56, Series AA(b)			682,000	681,863
NextEra Energy Capital Holdings, Inc., 6.20% to 7/4/36, due 10/1/56, Series BB(b)			878,000	877,498
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)			185,000	189,956
NextEra Energy Capital Holdings, Inc., 6.625% to 7/4/46, due 10/1/66, Series CC(b)			1,436,000	1,458,670
Puget Energy, Inc., 7.00% to 6/15/31, due 9/15/56(b)			839,000	849,143
Puget Energy, Inc., 7.25% to 6/15/36, due 9/15/56(b)			431,000	440,211
RWE AG, 4.125% to 6/18/30, due 6/18/55 (Germany)(b)(e)		EUR	400,000	459,501
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			505,000	500,965
Sempra, 6.375% to 1/1/31, due 4/1/56(b)			260,000	262,766
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			360,000	368,499

		Principal Amount*	Value
Southern Co., 1.875% to 6/15/27, due 9/15/81(b)		EUR 650,000	$729,922
Southern Co., 6.375% to 12/15/34, due 3/15/55, Series 2025(b)		650,000	669,263
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(b)		745,000	742,545
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(b)		400,000	402,839
SSE PLC, 4.75% to 3/9/34 (United Kingdom)(a)(b)(e)		EUR 850,000	984,535
Xcel Energy, Inc., 5.75% to 9/3/31, due 12/3/56(b)		325,000	321,297

			30,436,885

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$245,242,586)			246,266,154

CORPORATE BONDS	0.3%
TELECOMMUNICATIONS
SoftBank Group Corp., 8.25%, due 10/22/31 (Japan)(e)		400,000	412,997
SoftBank Group Corp., 8.50%, due 4/22/36 (Japan)(e)		300,000	311,251

TOTAL CORPORATE BONDS (Identified cost—$700,000)			724,248

		Shares
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(g)		857,399	857,399

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$857,399)			857,399

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$272,272,706)	98.7%		272,799,320
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		3,544,118

NET ASSETS	100.0%		$276,343,438

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	1,000,000	USD	1,139,070	7/23/26	$(4,502)
Brown Brothers Harriman	EUR	45,641,594	USD	52,303,213	7/23/26	108,749
Brown Brothers Harriman	GBP	11,658,160	USD	15,430,041	7/23/26	(33,684)
Brown Brothers Harriman	GBP	605,357	USD	801,423	7/23/26	(1,541)

						$69,022

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$24,951,519	$—	$—	$24,951,519
Preferred Securities—Over-the-Counter	—	246,266,154	—	246,266,154
Corporate Bonds	—	724,248	—	724,248
Short-Term Investments	—	857,399	—	857,399

Total Investments in Securities	$24,951,519	$247,847,801	$—	$272,799,320

Forward Foreign Currency Exchange Contracts	$—	$108,749	$—	$108,749

Total Derivative Assets	$—	$108,749	$—	$108,749

Forward Foreign Currency Exchange Contracts	$—	$(39,727)	$—	$(39,727)

Total Derivative Liabilities	$—	$(39,727)	$—	$(39,727)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at June 30, 2026.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $112,482,185 or 40.7% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $74,240,108 which represents 26.9% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $48,295,515 which represents 17.5% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The levels associated with valuing the Fund’s investments as of June 30, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund is permitted to enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.